Pension and Postretirement Benefit Plans - Components of net periodic benefit cost and other information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-operating expense
Total net periodic benefit cost (benefit)	$ (297)	$ (134)	$ 1
Funded | Postretirement Benefits
Operating expense
Service cost	53	43	43
Non-operating expense
Interest cost	43	62	82
Expected return on plan assets	(78)	(80)	(78)
Amortization of transition asset	0	0	0
Amortization of prior service benefit	(33)	(33)	(33)
Amortization of net actuarial loss	56	47	37
Settlements, curtailments, special termination benefits and other	3	3	5
Total non-operating expense (benefit)	(9)	(1)	13
Total net periodic benefit cost (benefit)	44	42	56
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	0	0	0
Prior service cost (benefit)	0	0	(171)
Amortization of prior service benefit	33	33	33
Net actuarial (gain) loss	(104)	108	117
Amortization of net actuarial loss	(56)	(47)	(37)
Foreign currency	(1)	(7)	(1)
Settlements, curtailments, special termination benefits and other	(3)	(3)	(5)
Total recognized in other comprehensive (income) loss	(131)	84	(64)
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(87)	126	(8)
Funded | United States | Qualified and Non-Pension Benefits
Operating expense
Service cost	286	261	251
Non-operating expense
Interest cost	360	499	620
Expected return on plan assets	(1,055)	(1,046)	(1,024)
Amortization of transition asset	0	0	0
Amortization of prior service benefit	(24)	(24)	(24)
Amortization of net actuarial loss	529	491	398
Settlements, curtailments, special termination benefits and other	24	16	70
Total non-operating expense (benefit)	(166)	(64)	40
Total net periodic benefit cost (benefit)	120	197	291
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	0	0	0
Prior service cost (benefit)	0	0	0
Amortization of prior service benefit	24	24	24
Net actuarial (gain) loss	(614)	760	910
Amortization of net actuarial loss	(529)	(491)	(398)
Foreign currency	0	0	0
Settlements, curtailments, special termination benefits and other	(23)	(16)	(35)
Total recognized in other comprehensive (income) loss	(1,142)	277	501
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(1,022)	474	792
Funded | International | Qualified and Non-Pension Benefits
Operating expense
Service cost	164	152	131
Non-operating expense
Interest cost	98	117	156
Expected return on plan assets	(326)	(306)	(295)
Amortization of transition asset	2	2	0
Amortization of prior service benefit	(3)	(5)	(12)
Amortization of net actuarial loss	104	121	89
Settlements, curtailments, special termination benefits and other	3	1	10
Total non-operating expense (benefit)	(122)	(70)	(52)
Total net periodic benefit cost (benefit)	42	82	79
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition asset	(2)	(2)	0
Prior service cost (benefit)	1	0	3
Amortization of prior service benefit	3	5	12
Net actuarial (gain) loss	(434)	(358)	340
Amortization of net actuarial loss	(104)	(121)	(89)
Foreign currency	(71)	79	7
Settlements, curtailments, special termination benefits and other	(1)	(1)	(8)
Total recognized in other comprehensive (income) loss	(608)	(398)	265
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ (566)	$ (316)	$ 344